DIVIDENDS AND INTEREST ON EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
DIVIDENDS AND INTEREST ON EQUITY
Schedule of breakdown of dividend and interest on equity

	12.31.20	12.31.19
Telefónica Latinoamérica Holding	837,113	787,823
Telefónica	1,021,474	948,662
SP Telecomunicações Participações	660,012	598,064
Telefónica Chile	1,849	1,667
Non-controlling interest	1,345,550	1,251,201
Total	3,865,998	3,587,417

Schedule of changes in dividend and interest on equity

Balance on 12.31.18	4,172,916
Supplementary dividends for 2018	2,468,684
Interim interest on equity (net of IRRF)	3,199,800
Unclaimed dividends and interest on equity	(82,898)
Payment of dividends and interest on equity	(6,176,842)
IRRF on shareholders exempt/immune from interest on equity	5,757
Balance on 12.31.19	3,587,417
Supplementary dividends for 2019	2,195,575
Interim interest on equity (net of IRRF) and dividends	3,435,500
Unclaimed dividends and interest on equity	(99,788)
Payment of dividends and interest on equity	(5,259,367)
IRRF on shareholders exempt/immune from interest on equity	6,661
Balance on 12.31.20	3,865,998